Acquisition (Details) ¥ in Thousands, $ in Thousands, item in Millions		1 Months Ended	12 Months Ended
	Dec. 28, 2018 CNY (¥)	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 CNY (¥)
Allocation of purchase price
Goodwill		$ 49,202	$ 49,202		¥ 338,288
Yitian Xindong
Acquisition
Non-controlling interest owned by other shareholders, (in percent)						74.50%	74.50%
Allocation of purchase price
Purchase consideration	¥ 144,100
Net assets acquired, excluding intangible assets and the related deferred tax							¥ 21,803
Deferred tax assets							8,576
Less: valuation allowance							(8,576)
Goodwill							338,288
Financial assets - contingent returnable consideration							18,211
Deferred tax liabilities							(7,390)
Noncontrolling interests							(319,412)
Total							144,100
Cash consideration paid			10,600	¥ 73,000
Cash and cash equivalents						$ 1,600	10,900
Purchase consideration unpaid			10,400	¥ 71,100
Yitian Xindong | User base
Allocation of purchase price
Amortizable intangible assets							5,100
Amortization period	9 months 18 days
Yitian Xindong | Trademark and domain names
Allocation of purchase price
Amortizable intangible assets							38,300
Amortization period	10 years
Yitian Xindong | Licensed copyrights of reading content
Allocation of purchase price
Amortizable intangible assets							¥ 49,200
Yitian Xindong | Licensed copyrights of reading content | Minimum
Allocation of purchase price
Amortization period	2 years 4 months 2 days
Yitian Xindong | Licensed copyrights of reading content | Maximum
Allocation of purchase price
Amortization period	3 years
Telling Telecom
Allocation of purchase price
Deposits received		$ 2,100	$ 2,100		¥ 14,200
Yitian Xindong
Acquisition
Equity interests owned by the Company		25.50%	25.50%		25.50%
Aggregate cost of equity method investment		$ 21,000	$ 21,000		¥ 144,100
Yitian Xindong | Bingruixin
Acquisition
Equity interests owned by the Company		25.50%	25.50%		25.50%
Aggregate cost of equity method investment		$ 21,000	$ 21,000		¥ 144,100
Percentage of voting rights agreed to transfer under voting rights entrustment by way of call option		25.50%
Tadu APPs
Acquisition
Minimum daily active users | item		1